Reverse Takeover Transaction and 583885 B.C. Ltd. (Narrative) (Details) - $ / shares	1 Months Ended	12 Months Ended
	Dec. 22, 2010	Dec. 31, 2020	Dec. 31, 2019
583885 B.C. Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Increase in number of shares outstanding, reverse acquisition	440,000
Shares deposited with escrow agent	340,000
Share price	$ 5.00
Common Stock [Member]
Disclosure of detailed information about business combination [line items]
Common shares held in escrow